Schedule of Investments (unaudited) July 31, 2021	iShares® iBonds® 2026 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 2.8%
Spirit AeroSystems Inc., 3.85%, 06/15/26 (Call 03/15/26)(a)	$30	$31,773
TransDigm Inc.
6.25%, 03/15/26 (Call 03/15/22)(b)	400	419,956
6.38%, 06/15/26 (Call 08/30/21)	70	72,391
TransDigm UK Holdings PLC, 6.88%, 05/15/26 (Call 08/30/21)	50	52,722
		576,842
Agriculture — 0.3%
Turning Point Brands Inc., 5.63%, 02/15/26 (Call 02/15/23)(b)	25	25,924
Vector Group Ltd., 10.50%, 11/01/26 (Call 11/01/21)(b)	40	42,531
		68,455
Airlines — 4.5%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(b)	105	105,286
Air Canada Pass Through Trust, Series 2020-1, Class C, 10.50%, 07/15/26(a)(b)	30	37,045
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/26(b)	325	340,038
American Airlines Pass Through Trust, Series 2014-1, Class A, 3.70%, 04/01/28	49	49,443
Delta Air Lines Inc., 7.38%, 01/15/26 (Call 12/15/25)	95	111,855
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26 (Call 01/20/24)(b)	100	104,803
United Airlines Inc., 4.38%, 04/15/26 (Call 10/15/25)(b)	175	180,031
		928,501
Apparel — 0.8%
Hanesbrands Inc., 4.88%, 05/15/26 (Call 02/15/26)(a)(b)	75	81,036
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)	55	57,089
Wolverine World Wide Inc., 5.00%, 09/01/26 (Call 08/26/21)(b)	30	30,769
		168,894
Auto Manufacturers — 2.1%
Ford Motor Co., 4.35%, 12/08/26 (Call 09/08/26)(a)	75	81,043
Ford Motor Credit Co. LLC
4.39%, 01/08/26	210	227,569
4.54%, 08/01/26 (Call 06/01/26)	60	65,392
JB Poindexter & Co. Inc., 7.13%, 04/15/26 (Call 08/30/21)(b)	50	52,696
		426,700
Auto Parts & Equipment — 1.8%
Adient Global Holdings Ltd., 4.88%, 08/15/26 (Call 08/31/21)(a)(b)	70	71,576
American Axle & Manufacturing Inc., 6.25%, 03/15/26 (Call 08/10/21)(a)	40	41,224
Clarios Global LP/Clarios US Finance Co., 6.25%, 05/15/26 (Call 05/15/22)(b)	67	70,916
Cooper-Standard Automotive Inc., 5.63%, 11/15/26 (Call 11/15/21)(b)	35	32,246
Goodyear Tire & Rubber Co. (The), 5.00%, 05/31/26 (Call 08/30/21)(a)	65	66,744
IHO Verwaltungs GmbH, 4.75%, 09/15/26 (Call 09/15/21), (5.50% PIK)(b)(c)	50	51,333
Tenneco Inc., 5.00%, 07/15/26 (Call 08/30/21)(a)	45	44,355
		378,394
Banks — 1.0%
Freedom Mortgage Corp., 7.63%, 05/01/26 (Call 05/01/23)(b)	55	56,437
Intesa Sanpaolo SpA, 5.71%, 01/15/26(a)(b)	135	152,446
		208,883
Building Materials — 0.2%
PGT Innovations Inc., 6.75%, 08/01/26 (Call 08/16/21)(b)	40	42,038
	Par
Security	(000)	Value

Chemicals — 1.3%
GCP Applied Technologies Inc., 5.50%, 04/15/26 (Call 08/16/21)(b)	$25	$25,576
GPD Companies Inc., 10.13%, 04/01/26 (Call 04/01/22)(b)	45	48,784
INEOS Quattro Finance 2 PLC, 3.38%, 01/15/26 (Call 01/15/23)(b)	45	45,278
Ingevity Corp., 4.50%, 02/01/26 (Call 08/30/21)(b)	35	35,560
Nufarm Australia Ltd./Nufarm Americas Inc., 5.75%, 04/30/26 (Call 08/30/21)(b)	45	46,260
Polar US Borrower LLC/Schenectady International Group Inc., 6.75%, 05/15/26 (Call 05/15/23)(b)	25	25,388
Rayonier AM Products Inc., 7.63%, 01/15/26 (Call 01/15/24)(b)	45	46,440
		273,286
Coal — 0.2%
Coronado Finance Pty Ltd., 10.75%, 05/15/26 (Call 05/15/23)(b)	35	37,452

Commercial Services — 4.7%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
6.63%, 07/15/26 (Call 07/15/22)(b)	170	180,185
Alta Equipment Group Inc., 5.63%, 04/15/26 (Call 04/15/23)(b)	30	30,945
Cimpress PLC, 7.00%, 06/15/26 (Call 08/30/21)(a)(b)	55	57,791
CoreCivic Inc., 8.25%, 04/15/26 (Call 04/15/24)	40	42,414
CPI CG Inc., 8.63%, 03/15/26 (Call 03/15/23)(b)	30	31,990
Graham Holdings Co., 5.75%, 06/01/26 (Call 08/10/21)(b)	40	41,773
IHS Markit Ltd., 4.00%, 03/01/26 (Call 12/01/25)(b)	35	38,907
Legends Hospitality Holding Co. LLC / Legends Hospitality
Co-Issuer Inc., 5.00%, 02/01/26 (Call 02/01/23)(b)	40	41,430
MoneyGram International Inc., 5.38%, 08/01/26 (Call 08/01/23)(b)	35	36,177
Prime Security Services Borrower LLC/Prime Finance Inc., 5.75%, 04/15/26(b)	110	120,717
RR Donnelley & Sons Co., 6.13%, 11/01/26 (Call 11/01/23)(b)	40	42,081
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., 4.63%, 11/01/26 (Call 11/01/22)(b)	45	46,868
Square Inc., 2.75%, 06/01/26 (Call 05/01/26)(b)	85	86,884
United Rentals North America Inc., 5.88%, 09/15/26 (Call 09/15/21)	75	77,522
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/30/21)(b)	80	84,510
		960,194
Computers — 1.8%
Banff Merger Sub Inc., 9.75%, 09/01/26 (Call 09/01/21)(b)	110	115,710
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)(a)	220	244,319
		360,029
Cosmetics & Personal Care — 0.8%
Coty Inc.
5.00%, 04/15/26 (Call 04/15/23)(b)	80	80,742
6.50%, 04/15/26 (Call 08/30/21)(b)	50	50,250
Oriflame Investment Holding PLC, 5.13%, 05/04/26 (Call 05/15/23)(b)	35	36,042
		167,034
Distribution & Wholesale — 0.5%
Resideo Funding Inc., 6.13%, 11/01/26 (Call 11/01/21)(b)	19	19,974
Wolverine Escrow LLC, 9.00%, 11/15/26 (Call 11/15/22)(b)	75	72,756
		92,730
Diversified Financial Services — 2.1%
Credit Acceptance Corp., 6.63%, 03/15/26 (Call 03/15/22)(a)	40	42,275
goeasy Ltd., 4.38%, 05/01/26 (Call 05/01/23)(b)	30	30,907
Home Point Capital Inc., 5.00%, 02/01/26 (Call 02/01/23)(b)	50	46,115
Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.25%, 06/03/26 (Call 08/03/21)(b)	30	32,345

Schedule of Investments (unaudited) (continued) July 31, 2021	iShares® iBonds® 2026 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Diversified Financial Services (continued)
Jefferson Capital Holdings LLC, 6.00%, 08/15/26 (Call 08/15/23)(b)	$15	$15,162
Navient Corp., 6.75%, 06/15/26(a)	50	56,113
OneMain Finance Corp., 7.13%, 03/15/26	145	170,646
PHH Mortgage Corp., 7.88%, 03/15/26 (Call 03/15/23)(b)	35	35,924
		429,487
Electric — 2.0%
Calpine Corp., 5.25%, 06/01/26 (Call 08/30/21)(b)	65	66,930
Clearway Energy Operating LLC, 5.00%, 09/15/26 (Call 09/15/21)(a)	25	25,698
FirstEnergy Corp., Series A, 1.60%, 01/15/26 (Call 12/15/25)	35	34,851
NextEra Energy Operating Partners LP, 3.88%, 10/15/26 (Call 07/15/26)(b)	45	47,805
NRG Energy Inc., 7.25%, 05/15/26 (Call 08/16/21)	75	77,992
Talen Energy Supply LLC, 10.50%, 01/15/26 (Call 01/15/22)(b)	45	31,002
Terraform Global Operating LLC, 6.13%, 03/01/26 (Call 08/30/21)(b)	40	41,175
Vistra Operations Co. LLC, 5.50%, 09/01/26 (Call 09/01/21)(b)	75	77,272
		402,725
Energy - Alternate Sources — 0.1%
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 01/15/26 (Call 11/15/21)(b)	25	26,012

Engineering & Construction — 0.4%
Brundage-Bone Concrete Pumping Holdings Inc., 6.00%, 02/01/26 (Call 02/01/23)(b)	35	36,559
New Enterprise Stone & Lime Co. Inc., 6.25%, 03/15/26 (Call 08/30/21)(b)	45	46,366
		82,925
Entertainment — 2.4%
CCM Merger Inc., 6.38%, 05/01/26 (Call 11/01/22)(b)	30	31,569
Cinemark USA Inc., 5.88%, 03/15/26 (Call 03/15/23)(b)	35	34,390
Golden Entertainment Inc., 7.63%, 04/15/26 (Call 04/15/22)(b)	40	42,483
International Game Technology PLC, 4.13%, 04/15/26 (Call 04/15/23)(b)	65	67,684
Live Nation Entertainment Inc., 5.63%, 03/15/26 (Call 08/30/21)(b)	25	26,033
Merlin Entertainments Ltd., 5.75%, 06/15/26 (Call 03/17/26)(b)	35	36,426
Mohegan Gaming & Entertainment, 8.00%, 02/01/26 (Call 02/01/23)(b)	100	104,098
Raptor Acquisition Corp./Raptor Co-Issuer LLC, 4.88%, 11/01/26 (Call 11/01/22)(b)	30	30,450
Scientific Games International Inc., 8.25%, 03/15/26 (Call 03/15/22)(b)	105	111,648
		484,781
Environmental Control — 0.5%
GFL Environmental Inc., 5.13%, 12/15/26 (Call 12/15/22)(b)	45	47,232
Waste Pro USA Inc., 5.50%, 02/15/26 (Call 08/30/21)(b)	45	45,833
		93,065
Food — 2.9%
Albertsons Companies Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 09/15/22)(b)	65	66,549
7.50%, 03/15/26 (Call 03/15/22)(b)	55	59,938
FAGE International SA/FAGE USA Dairy Industry Inc., 5.63%, 08/15/26 (Call 08/30/21)(b)	40	41,202
H-Food Holdings LLC/Hearthside Finance Co. Inc., 8.50%, 06/01/26 (Call 08/30/21)(b)	35	36,506
JBS USA Food Co., 7.00%, 01/15/26 (Call 01/15/22)(b)	100	105,851
	Par
Security	(000)	Value

Food (continued)
Kraft Heinz Foods Co., 3.00%, 06/01/26 (Call 03/01/26)	$165	$175,481
Lamb Weston Holdings Inc., 4.88%, 11/01/26 (Call 11/01/21)(b)	70	72,198
Sigma Holdco BV, 7.88%, 05/15/26 (Call 08/10/21)(a)(b)	45	45,674
		603,399
Forest Products & Paper — 0.5%
Mercer International Inc., 5.50%, 01/15/26 (Call 08/30/21)(a)	35	35,839
Resolute Forest Products Inc., 4.88%, 03/01/26 (Call 03/01/23)(b)	30	31,024
Schweitzer-Mauduit International Inc., 6.88%, 10/01/26 (Call 10/01/21)(b)	25	26,443
		93,306
Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.88%, 08/20/26 (Call 05/20/26)	60	67,225

Health Care - Services — 6.2%
Centene Corp.
5.38%, 06/01/26 (Call 08/16/21)(b)	135	140,611
5.38%, 08/15/26 (Call 08/16/21)(b)	55	57,316
CHS/Community Health Systems Inc., 8.00%, 03/15/26 (Call 03/15/22)(b)	180	192,920
Hadrian Merger Sub Inc., 8.50%, 05/01/26 (Call 08/30/21)(b)	35	36,410
HCA Inc.
5.38%, 09/01/26 (Call 03/01/26)(a)	110	127,830
5.88%, 02/15/26 (Call 08/15/25)	135	157,317
Indigo Merger Sub Inc., 2.88%, 07/15/26 (Call 07/15/23)(b)	25	25,529
IQVIA Inc., 5.00%, 10/15/26 (Call 10/15/21)(b)	80	82,403
RegionalCare Hospital Partners Holdings Inc./LifePoint
Health Inc., 9.75%, 12/01/26 (Call 12/01/21)(b)	105	111,659
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/22)(b)	115	121,742
Tenet Healthcare Corp., 4.88%, 01/01/26 (Call 03/01/22)(b)	180	186,203
U.S. Acute Care Solutions LLC, 6.38%, 03/01/26 (Call 03/01/23)(b)	35	36,396
		1,276,336
Holding Companies - Diversified — 0.6%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.25%, 05/15/26 (Call 05/15/22)	120	126,269

Home Builders — 0.3%
Forestar Group Inc., 3.85%, 05/15/26 (Call 05/15/23)(b)	40	40,553
K Hovnanian Enterprises Inc., 10.50%, 02/15/26 (Call 02/15/22)(b)	20	21,600
		62,153
Home Furnishings — 0.4%
WASH Multifamily Acquisition Inc., 5.75%, 04/15/26 (Call 04/15/23)(b)	75	78,450

Housewares — 1.1%
Newell Brands Inc., 4.70%, 04/01/26 (Call 01/01/26)	175	194,968
Scotts Miracle-Gro Co. (The), 5.25%, 12/15/26 (Call 12/15/21)	20	20,807
		215,775
Insurance — 1.0%
Acrisure LLC/Acrisure Finance Inc., 10.13%, 08/01/26 (Call 08/01/22)(b)	40	44,948
HUB International Ltd., 7.00%, 05/01/26 (Call 08/10/21)(b)	150	155,456
		200,404
Internet — 1.9%
Cogent Communications Group Inc., 3.50%, 05/01/26 (Call 02/01/26)(b)	45	46,329

Schedule of Investments (unaudited) (continued) July 31, 2021	iShares® iBonds® 2026 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Internet (continued)
Millennium Escrow Corp., 6.63%, 08/01/26 (Call 08/01/23)(b)	$65	$66,144
Netflix Inc., 4.38%, 11/15/26(a)	85	96,488
Photo Holdings Merger Sub Inc., 8.50%, 10/01/26 (Call 10/01/22)(b)	70	76,544
Uber Technologies Inc., 8.00%, 11/01/26 (Call 11/01/21)(b)	100	107,300
		392,805
Iron & Steel — 1.3%
ArcelorMittal SA, 4.55%, 03/11/26	60	67,572
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 07/15/26 (Call 08/30/21)(b)	50	53,213
Cleveland-Cliffs Inc., 6.75%, 03/15/26 (Call 03/15/22)(b)	75	80,921
U.S. Steel Corp., 6.25%, 03/15/26 (Call 08/30/21)(a)	60	61,842
		263,548
Leisure Time — 2.9%
Carnival Corp.
7.63%, 03/01/26 (Call 03/01/24)(b)	120	127,134
10.50%, 02/01/26 (Call 08/01/23)(b)	70	80,197
Life Time Inc.
5.75%, 01/15/26 (Call 01/15/23)(b)	79	80,321
8.00%, 04/15/26 (Call 02/01/23)(a)(b)	40	41,877
NCL Corp. Ltd.
5.88%, 03/15/26 (Call 12/15/25)(b)	125	125,920
10.25%, 02/01/26 (Call 08/01/23)(b)	65	74,598
Royal Caribbean Cruises Ltd., 4.25%, 07/01/26 (Call 01/01/26)(b)	60	58,536
		588,583
Lodging — 1.5%
Marriott Ownership Resorts Inc./ILG LLC, 6.50%, 09/15/26 (Call 09/15/21)(a)	17	17,617
Melco Resorts Finance Ltd., 5.25%, 04/26/26 (Call 04/26/22)(d)	50	51,390
MGM Resorts International, 4.63%, 09/01/26 (Call 06/01/26)	55	57,613
Travel + Leisure Co., 6.63%, 07/31/26 (Call 04/30/26)(b)	60	66,954
Wynn Macau Ltd., 5.50%, 01/15/26 (Call 06/15/22)(b)	100	103,260
		296,834
Machinery — 1.3%
Colfax Corp., 6.38%, 02/15/26 (Call 02/15/22)(b)	33	34,855
Manitowoc Co. Inc. (The), 9.00%, 04/01/26 (Call 04/01/22)(b)	35	37,803
SPX FLOW Inc., 5.88%, 08/15/26 (Call 08/30/21)(b)	25	25,798
Stevens Holding Co. Inc., 6.13%, 10/01/26 (Call 10/01/23)(b)	40	42,979
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (Call 08/31/21)(b)	60	61,988
Weir Group PLC (The), 2.20%, 05/13/26 (Call 04/13/26)(a)(b)	70	70,763
		274,186
Manufacturing — 1.5%
Bombardier Inc., 7.13%, 06/15/26 (Call 06/15/23)(b)	112	116,639
EnPro Industries Inc., 5.75%, 10/15/26 (Call 10/15/21)	25	26,278
FXI Holdings Inc., 12.25%, 11/15/26 (Call 11/15/22)(b)	65	74,003
Gates Global LLC/Gates Corp., 6.25%, 01/15/26 (Call 01/15/22)(a)(b)	40	41,718
Hillenbrand Inc., 5.00%, 09/15/26 (Call 07/15/26)	35	38,916
		297,554
Media — 6.6%
Altice Financing SA, 7.50%, 05/15/26 (Call 08/16/21)(b)	230	239,216
Beasley Mezzanine Holdings LLC, 8.63%, 02/01/26 (Call 02/01/23)(b)	25	25,353
CCO Holdings LLC/CCO Holdings Capital Corp.
5.50%, 05/01/26 (Call 08/30/21)(b)	80	82,696
5.75%, 02/15/26 (Call 08/30/21)(b)	93	96,153
	Par
Security	(000)	Value

Media (continued)
Cumulus Media New Holdings Inc., 6.75%, 07/01/26 (Call 07/01/22)(b)	$45	$47,371
Diamond Sports Group LLC/Diamond Sports Finance Co.,
5.38%, 08/15/26 (Call 08/15/22)(b)	167	96,962
DISH DBS Corp., 7.75%, 07/01/26(a)	175	199,873
Gray Television Inc., 5.88%, 07/15/26 (Call 08/30/21)(a)(b)	50	51,611
iHeartCommunications Inc., 6.38%, 05/01/26 (Call 05/01/22)	70	73,938
Meredith Corp., 6.88%, 02/01/26 (Call 08/30/21)(a)	75	78,000
Radiate Holdco LLC/Radiate Finance Inc., 4.50%, 09/15/26 (Call 09/15/23)(b)	75	77,563
Sinclair Television Group Inc., 5.88%, 03/15/26 (Call 08/30/21)(a)(b)	25	25,677
Sirius XM Radio Inc., 5.38%, 07/15/26 (Call 08/30/21)(a)(b)	85	87,766
Spanish Broadcasting System Inc., 9.75%, 03/01/26 (Call 09/01/23)(b)	30	30,507
Summer BC Bidco B LLC, 5.50%, 10/31/26 (Call 07/15/23)(b)	25	25,383
TEGNA Inc., 4.75%, 03/15/26 (Call 03/15/23)(b)	50	53,209
Townsquare Media Inc., 6.88%, 02/01/26 (Call 02/01/23)(b)	50	53,384
		1,344,662
Mining — 2.2%
Alcoa Nederland Holding BV, 7.00%, 09/30/26 (Call 09/30/21)(b)	100	104,334
Constellium SE, 5.88%, 02/15/26 (Call 08/30/21)(b)	50	51,299
Hudbay Minerals Inc., 4.50%, 04/01/26 (Call 04/01/23)(d)	45	45,796
JW Aluminum Continuous Cast Co., 10.25%, 06/01/26 (Call 08/16/21)(b)	25	26,264
Novelis Corp.
3.25%, 11/15/26 (Call 11/15/23)(b)	70	70,986
5.88%, 09/30/26 (Call 09/30/21)(b)	110	114,094
Taseko Mines Ltd., 7.00%, 02/15/26 (Call 02/15/23)(a)(b)	35	36,014
		448,787
Oil & Gas — 8.3%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26 (Call 02/15/23)(b)	65	69,542
Antero Resources Corp., 8.38%, 07/15/26 (Call 01/15/24)(b)	33	37,353
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
7.00%, 11/01/26 (Call 11/01/21)(b)	55	56,843
Berry Petroleum Co. LLC, 7.00%, 02/15/26 (Call 08/30/21)(b)	35	34,497
California Resources Corp., 7.13%, 02/01/26 (Call 02/01/23)(b)	55	56,212
Callon Petroleum Co., 6.38%, 07/01/26 (Call 08/30/21)	30	27,023
Centennial Resource Production LLC, 5.38%, 01/15/26 (Call 08/30/21)(b)	25	24,218
Chesapeake Energy Corp., 5.50%, 02/01/26 (Call 02/05/23)(b)	45	46,974
Colgate Energy Partners III LLC, 7.75%, 02/15/26 (Call 02/15/24)(b)	35	37,713
Endeavor Energy Resources LP/EER Finance Inc., 5.50%, 01/30/26 (Call 08/30/21)(b)	45	46,351
Energy Ventures Gom LLC/EnVen Finance Corp., 11.75%, 04/15/26 (Call 04/15/23)(b)	30	31,216
EQT Corp., 3.13%, 05/15/26 (Call 05/15/23)(b)	45	46,280
Gulfport Energy Operating Corp., 8.00%, 05/17/26 (Call 05/17/24)	15	16,040
Independence Energy Finance LLC, 7.25%, 05/01/26 (Call 05/01/23)(b)	45	46,899
Ithaca Energy North Sea PLC, 9.00%, 07/15/26 (Call 07/15/23)(b)	50	49,794
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance
Corp., 6.00%, 08/01/26 (Call 08/10/21)(b)	40	40,964
Matador Resources Co., 5.88%, 09/15/26 (Call 09/15/21)	95	96,534

Schedule of Investments (unaudited) (continued) July 31, 2021	iShares® iBonds® 2026 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Oil & Gas (continued)
Moss Creek Resources Holdings Inc., 7.50%, 01/15/26 (Call 08/30/21)(b)	$60	$54,122
Nabors Industries Ltd., 7.25%, 01/15/26 (Call 07/15/22)(b)	40	37,452
Oasis Petroleum Inc., 6.38%, 06/01/26 (Call 06/01/23)(b)	40	41,527
Occidental Petroleum Corp.
3.20%, 08/15/26 (Call 06/15/26)(a)	80	79,726
3.40%, 04/15/26 (Call 01/15/26)(a)	90	90,950
5.55%, 03/15/26 (Call 12/15/25)	85	93,033
Ovintiv Exploration Inc., 5.38%, 01/01/26 (Call 10/01/25)	60	67,658
PDC Energy Inc., 5.75%, 05/15/26 (Call 08/30/21)	65	67,150
Penn Virginia Escrow LLC, 9.25%, 08/15/26 (Call 08/15/23)(b)	25	24,770
Precision Drilling Corp., 7.13%, 01/15/26 (Call 08/16/21)(b)	35	36,066
Range Resources Corp., 9.25%, 02/01/26 (Call 02/01/22)	75	81,422
SM Energy Co., 6.75%, 09/15/26 (Call 09/15/21)(a)	40	39,702
Southwestern Energy Co., 7.50%, 04/01/26 (Call 08/30/21)(a)	55	58,067
Strathcona Resources Ltd., 6.88%, 08/01/26 (Call 08/01/23)(b)	35	34,660
Sunoco LP/Sunoco Finance Corp., 5.50%, 02/15/26 (Call 08/30/21)	70	72,044
Talos Production Inc., 12.00%, 01/15/26 (Call 01/15/23)	55	57,253
		1,700,055
Oil & Gas Services — 0.9%
TechnipFMC PLC, 6.50%, 02/01/26 (Call 02/01/23)(b)	85	91,023
USA Compression Partners LP/USA Compression Finance
Corp., 6.88%, 04/01/26 (Call 08/30/21)	85	89,013
		180,036
Packaging & Containers — 2.8%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.,
4.13%, 08/15/26 (Call 08/15/22)(b)	110	113,518
Ball Corp., 4.88%, 03/15/26 (Call 12/15/25)	65	72,571
Berry Global Inc., 4.50%, 02/15/26 (Call 08/30/21)(a)(b)	31	31,620
Cascades Inc./Cascades USA Inc., 5.13%, 01/15/26 (Call 01/15/23)(b)	35	37,034
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)	50	53,711
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 08/30/21)	25	25,881
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26(a)	35	42,959
Flex Acquisition Co. Inc., 7.88%, 07/15/26 (Call 08/30/21)(b)	35	36,529
LABL Inc., 6.75%, 07/15/26 (Call 07/15/22)(b)	50	53,026
Trivium Packaging Finance BV, 5.50%, 08/15/26 (Call 08/15/22)(b)	110	115,225
		582,074
Pharmaceuticals — 0.9%
Bausch Health Americas Inc., 9.25%, 04/01/26 (Call 04/01/22)(b)	135	145,873
Lannett Co. Inc., 7.75%, 04/15/26 (Call 04/15/23)(b)	35	34,377
		180,250
Pipelines — 5.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
7.88%, 05/15/26 (Call 05/15/23)(b)	50	55,430
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.63%, 07/15/26 (Call 08/30/21)(b)	30	31,122
Buckeye Partners LP, 3.95%, 12/01/26 (Call 09/01/26)	55	55,749
Cheniere Energy Partners LP, 5.63%, 10/01/26 (Call 10/01/21)	80	82,640
CNX Midstream Partners LP/CNX Midstream Finance Corp.,
6.50%, 03/15/26 (Call 08/30/21)(b)	40	41,418
EnLink Midstream Partners LP, 4.85%, 07/15/26 (Call 04/15/26)	45	47,012
EQM Midstream Partners LP, 4.13%, 12/01/26 (Call 09/01/26)	45	45,660
	Par
Security	(000)	Value

Pipelines (continued)
Genesis Energy LP/Genesis Energy Finance Corp., 6.25%, 05/15/26 (Call 08/30/21)	$30	$29,606
Hess Midstream Operations LP, 5.63%, 02/15/26 (Call 08/30/21)(b)	70	72,773
New Fortress Energy Inc., 6.50%, 09/30/26 (Call 03/31/23)(b)	125	126,347
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26 (Call 02/01/23)(b)	180	185,535
NGL Energy Partners LP/NGL Energy Finance Corp., 7.50%, 04/15/26 (Call 04/15/22)	35	29,479
Northriver Midstream Finance LP, 5.63%, 02/15/26 (Call 10/15/22)(b)	50	51,616
NuStar Logistics LP, 6.00%, 06/01/26 (Call 03/01/26)	45	48,814
Targa Resources Partners LP/Targa Resources Partners
Finance Corp., 5.88%, 04/15/26 (Call 08/30/21)(a)	70	73,287
TransMontaigne Partners LP/TLP Finance Corp., 6.13%, 02/15/26 (Call 08/16/21)	25	25,441
Western Midstream Operating LP, 4.65%, 07/01/26 (Call 04/01/26)	45	48,218
		1,050,147
Real Estate Investment Trusts — 3.3%
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR
Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26 (Call 05/15/22)(b)	80	83,212
EPR Properties, 4.75%, 12/15/26 (Call 09/15/26)	40	43,218
GEO Group Inc. (The), 6.00%, 04/15/26 (Call 08/30/21)(a)	25	20,346
HAT Holdings I LLC/HAT Holdings II LLC, 3.38%, 06/15/26 (Call 03/15/26)(b)	90	90,919
iStar Inc., 5.50%, 02/15/26 (Call 08/15/22)	40	41,912
MGM Growth Properties Operating Partnership LP/MGP
Finance Co-Issuer Inc., 4.50%, 09/01/26 (Call 06/01/26)	70	74,747
MPT Operating Partnership LP/MPT Finance Corp., 5.25%, 08/01/26 (Call 08/30/21)	35	36,039
RLJ Lodging Trust LP, 3.75%, 07/01/26 (Call 07/01/23)(b)	45	45,584
Service Properties Trust
4.75%, 10/01/26 (Call 08/01/26)	40	39,279
5.25%, 02/15/26 (Call 08/15/25)	30	30,309
Starwood Property Trust Inc., 3.63%, 07/15/26 (Call 01/15/26)(b)	35	35,571
VICI Properties LP/VICI Note Co. Inc., 4.25%, 12/01/26 (Call 12/01/22)(b)	120	124,802
		665,938
Retail — 4.1%
99 Escrow Issuer Inc., 7.50%, 01/15/26 (Call 01/15/23)(b)	30	28,308
Beacon Roofing Supply Inc., 4.50%, 11/15/26 (Call 11/15/22)(b)	35	36,487
CEC Entertainment LLC, 6.75%, 05/01/26 (Call 05/01/23)(b)	55	55,007
Ferrellgas LP/Ferrellgas Finance Corp., 5.38%, 04/01/26 (Call 04/01/23)(b)	55	54,331
Guitar Center Inc., 8.50%, 01/15/26 (Call 01/15/23)(b)	25	26,693
IRB Holding Corp., 6.75%, 02/15/26 (Call 08/30/21)(b)	45	46,472
LSF9 Atlantis Holdings LLC/Victra Finance Corp., 7.75%, 02/15/26 (Call 02/15/23)(b)	65	67,810
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26 (Call 04/01/23)(b)	95	101,394
Party City Holdings Inc., 8.75%, 02/15/26 (Call 08/15/23)(b)	65	68,862
Rite Aid Corp., 8.00%, 11/15/26 (Call 01/15/23)(b)	75	75,288
Specialty Building Products Holdings LLC/SBP Finance Corp.,
6.38%, 09/30/26 (Call 09/30/22)(b)	65	68,399
Staples Inc., 7.50%, 04/15/26 (Call 04/15/22)(b)	175	177,686

Schedule of Investments (unaudited) (continued) July 31, 2021	iShares® iBonds® 2026 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Retail (continued)
White Cap Parent LLC, 8.25%, 03/15/26 (Call 03/15/22),
(9.00% PIK)(b)(c)	$30	$31,061
		837,798
Software — 1.8%
ACI Worldwide Inc., 5.75%, 08/15/26 (Call 08/30/21)(b)	30	31,400
Boxer Parent Co. Inc., 9.13%, 03/01/26 (Call 09/01/21)(b)	25	26,193
BY Crown Parent LLC/BY Bond Finance Inc., 4.25%, 01/31/26
(Call 09/01/21)(b)	55	57,963
Camelot Finance SA, 4.50%, 11/01/26 (Call 11/01/22)(b)	60	62,547
Dun & Bradstreet Corp. (The), 6.88%, 08/15/26
(Call 02/15/22)(b)	40	42,393
Fair Isaac Corp., 5.25%, 05/15/26 (Call 02/15/26)(a)(b)	40	45,637
Nuance Communications Inc., 5.63%, 12/15/26 (Call 12/15/21)	35	36,508
Open Text Corp., 5.88%, 06/01/26 (Call 08/30/21)(b)	65	67,110
		369,751
Telecommunications — 7.5%
Altice France SA/France, 7.38%, 05/01/26 (Call 08/10/21)(b)	170	176,744
CommScope Inc., 6.00%, 03/01/26 (Call 03/01/22)(b)	135	141,442
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26
(Call 10/01/22)(b)	180	189,173
HC2 Holdings Inc., 8.50%, 02/01/26 (Call 02/01/23)(b)	30	29,989
Hughes Satellite Systems Corp.
5.25%, 08/01/26	65	72,752
6.63%, 08/01/26(a)	65	73,038
Level 3 Financing Inc., 5.25%, 03/15/26 (Call 08/30/21)	60	61,936
Lumen Technologies Inc., 5.13%, 12/15/26 (Call 12/15/22)(b)	155	161,146
Sprint Corp., 7.63%, 03/01/26 (Call 11/01/25)	140	170,945
Telesat Canada/Telesat LLC, 5.63%, 12/06/26 (Call 12/06/23)(b)	45	41,755
T-Mobile USA Inc.
2.25%, 02/15/26 (Call 02/15/23)	95	96,152
2.25%, 02/15/26 (Call 02/15/23)(b)	70	70,758
2.63%, 04/15/26 (Call 04/15/23)	155	158,737
4.50%, 02/01/26 (Call 08/10/21)	85	87,031
		1,531,598
Toys, Games & Hobbies — 0.3%
Mattel Inc., 3.38%, 04/01/26 (Call 04/01/23)(b)	55	57,197
Par/
Shares
Security	(000)	Value

Water — 0.2%
Solaris Midstream Holdings LLC, 7.63%, 04/01/26
(Call 04/01/23)(b)	$35	$36,695

Total Corporate Bonds & Notes — 98.0%
(Cost: $19,785,298)		20,030,242

Short-Term Investments

Money Market Funds — 11.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(e)(f)(g)	1,864	1,864,715
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	550	550,000
		2,414,715
Total Short-Term Investments — 11.8%
(Cost: $2,414,764)		2,414,715

Total Investments in Securities — 109.8%
(Cost: $22,200,062)		22,444,957

Other Assets, Less Liabilities — (9.8)%		(2,005,071)
Net Assets — 100.0%		$20,439,886

(a)	All or a portion of this security is on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Payment-in-kind ("PIK") bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period-end.

(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 11/10/20(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation	Value at 07/31/21	Shares Held at 07/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$1,864,883	(b)	$—	$(119)	$(49)	$1,864,715	1,864	$1,624	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency	—	550,000	(b)	—	—	—	550,000	550	35		—
					$(119)	$(49)	$2,414,715		$1,659		$—

(a)	The Fund commenced operations on November 10, 2020.

(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued) July 31, 2021	iShares® iBonds® 2026 Term High Yield and Income ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund's investments major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$20,030,242	$—	$20,030,242
Money Market Funds	2,414,715	—	—	2,414,715
	$2,414,715	$20,030,242	$—	$22,444,957

Portfolio Abbreviations - Fixed Income

PIK	Payment-in-kind
REIT	Real Estate Investment Trust